Gold-linked Loan - Summary Of Movement Of Gold-linked Loan (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Gold-linked Loan [Abstract]
Investment in Gold-linked loan		$ 10,000
Interest income credited against Gold-linked loan	$ (1,081)	(33)
Change in fair value during the year	1,681	172
Balance	$ 10,739	$ 10,139